VANECK LONG/FLAT TREND ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (unaudited)
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Number
of Shares Value
EXCHANGE TRADED FUND: 99.9%(a)
(Cost: $21,030,917)
Vanguard S&P 500 ETF † 50,503 $ 27,211,521
Underline
Total Investments: 99.9%
(Cost: $21,030,917) 27,211,521
Other assets less liabilities: 0.1% 19,973
NET ASSETS: 100.0% $ 27,231,494
(a) The underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.
sec.gov.
† Security fully or partially on loan. Total market value of securities on loan is $7,623,623.